INVENTORIES	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3:INVENTORIES

	December 31,	June 30,
	2020	2021

Raw materials	$19,764	$17,243
Work in progress	194	413
Finished products	30,669	34,660

	$50,627	$52,316

During the six-month ended June 30, 2020 and 2021 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $1,360 and $1,007, respectively that have been included in cost of revenues.

As of June 30, 2021 the Company has an outstanding inventory purchase orders with its suppliers in the amount of $44,683. The commitments are due primarily within one year.